Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” (“CAP”) to the Company’s named executive officers (“NEOs”), the Company is required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this Pay Versus Performance Table (“PVPT”) differ from those required in the SCT. The dollar amounts reported in each column (c) below represent the amount of CAP to each principal executive officer (“PEO”), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. The dollar amounts reported in column (e) below represent the amount of average CAP to the non-PEO
named executive officers, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO
named executive officers during the applicable year.

Fiscal Year	SCT Total for First PEO ($)	SCT Total for Second PEO ($)	CAP to First PEO ($) (1) (3)	CAP to Second PEO ($) (1) (3)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($) (2) (3)	Value of $100 Investment From 12/31/19 Based On:		Net Income ($) (in millions)	Company -Selected Measure Adjusted ROIC (After- Tax) (%) (5)
							TSR ($)	Peer Group TSR ($) (4)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,069,203	5,333,960	4,168,811	4,758,729	2,747,309	2,695,718	63	48	539	7.6
2021	5,819,756	—	6,016,459	—	3,143,196	3,170,562	80	74	977	(7.3)
2020	9,235,103	—	(2,617,790)	—	4,011,450	(430,772)	87	76	(3,074)	(23.2)

(1)	Reconciliation of Equity Component of CAP—PEOs.

	2022	2021	2020
FIRST PEO (Gary C. Kelly) – SCT TOTALS	$5,069,203	$5,819,756	$9,235,103
(Deduct):
Fair value of equity awards granted during the year from the SCT	(3,624,972)	(3,945,578)	(7,125,017)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	2,701,479	3,631,118	2,918,765
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(180,578)	(227,060)	(7,980,600)
Change in fair value of equity awards granted in prior years that vested during the year	203,679	738,223	333,959
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	2,724,580	4,142,281	(4,727,876)
CAP TOTALS	4,168,811	6,016,459	(2,617,790)

	2022	2021	2020
SECOND PEO (Robert E. Jordan) – SCT TOTALS	$5,333,960	$	$
(Deduct):
Fair value of equity awards granted during the year from the SCT	(3,626,960)	—	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	2,702,960	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	273,506	—	—
Change in fair value of equity awards granted in prior years that vested during the year	75,263	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	3,051,729	—	—
CAP TOTALS	4,758,729	—	—

The Company’s SCT does not include pension service cost or
any
prior service cost. In the fiscal years above for the PEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

(2)	Reconciliation of Equity Component of CAP – average for non PEOs.

	2022	2021	2020
NON-PEO NEOS AVERAGE SCT TOTALS	$2,747,309	$3,143,196	$4,011,450
(Deduct):
Fair value of equity awards granted during the year from the SCT	(1,638,860)	(1,982,723)	(2,794,266)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	1,221,346	1,824,701	1,144,672
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	291,943	(82,099)	(2,920,636)
Change in fair value of equity awards granted in prior years that vested during the year	73,980	267,487	128,008
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	1,587,269	2,010,089	(1,647,956)
AVERAGE CAP TOTALS	2,695,718	3,170,562	(430,772)
The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the non-PEO
NEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year. The NEOs included in this table are Tammy Romo and Michael G. Van de Ven for years 2020 through 2022; Thomas M. Nealon and Robert E. Jordan for years 2020 through 2021; Andrew M. Watterson for years 2021 and 2022; and Mark R. Shaw for 2022.

(3)
See “Compensation Discussion and Analysis – Determination of 2022 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Equity Awards – Performance-Based RSUs” for a discussion of the vesting provisions and requirements associated with the Company’s performance-based RSUs. The performance-based RSUs granted in 2019 and 2020 that were scheduled to vest in February 2022 and February 2023, respectively, lost all value and paid out at zero percent due to the Company’s performance results during the
COVID-19
pandemic. The valuation of the performance-based RSU portion of the Equity Awards for purposes of computing CAP required the following valuation assumptions:

Performance- based RSU Grant Year	Percent Vesting Assumption at December 31, 2019 (%)	Percent Vesting Assumption at December 31, 2020 (%)	Percent Vesting Assumption at December 31, 2021 (%)	Percent Vesting Assumption at December 31, 2022 (%)
2022	—	—	—	100
2021	—	—	100	300
2020	—	0	0	0
2019	200	0	0	—
2018	200	151.3	—	—
2017	196.3	—	—	—

(4)	The Company is using the NYSE ARCA Airline Index for calculating its peer group Total Shareholder Return (“TSR”) to be consistent with its 2022 Annual Report on Form 10-K.

(5)
The Company-Selected Measure, Adjusted ROIC
(after-tax)
,
is calculated in the manner set forth in “Compensation Discussion and Analysis – Determination of 2022 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Equity Awards – Performance-Based RSUs.”

Company Selected Measure Name	Adjusted ROIC (after-tax)
Named Executive Officers, Footnote [Text Block]	The NEOs included in this table are Tammy Romo and Michael G. Van de Ven for years 2020 through 2022; Thomas M. Nealon and Robert E. Jordan for years 2020 through 2021; Andrew M. Watterson for years 2021 and 2022; and Mark R. Shaw for 2022.
Peer Group Issuers, Footnote [Text Block]	The Company is using the NYSE ARCA Airline Index for calculating its peer group Total Shareholder Return (“TSR”) to be consistent with its 2022 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	Reconciliation of Equity Component of CAP—PEOs.

	2022	2021	2020
FIRST PEO (Gary C. Kelly) – SCT TOTALS	$5,069,203	$5,819,756	$9,235,103
(Deduct):
Fair value of equity awards granted during the year from the SCT	(3,624,972)	(3,945,578)	(7,125,017)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	2,701,479	3,631,118	2,918,765
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(180,578)	(227,060)	(7,980,600)
Change in fair value of equity awards granted in prior years that vested during the year	203,679	738,223	333,959
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	2,724,580	4,142,281	(4,727,876)
CAP TOTALS	4,168,811	6,016,459	(2,617,790)

	2022	2021	2020
SECOND PEO (Robert E. Jordan) – SCT TOTALS	$5,333,960	$	$
(Deduct):
Fair value of equity awards granted during the year from the SCT	(3,626,960)	—	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	2,702,960	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	273,506	—	—
Change in fair value of equity awards granted in prior years that vested during the year	75,263	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	3,051,729	—	—
CAP TOTALS	4,758,729	—	—

The Company’s SCT does not include pension service cost or
any
prior service cost. In the fiscal years above for the PEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,747,309	$ 3,143,196	$ 4,011,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,695,718	3,170,562	(430,772)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Reconciliation of Equity Component of CAP – average for non PEOs.

	2022	2021	2020
NON-PEO NEOS AVERAGE SCT TOTALS	$2,747,309	$3,143,196	$4,011,450
(Deduct):
Fair value of equity awards granted during the year from the SCT	(1,638,860)	(1,982,723)	(2,794,266)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	1,221,346	1,824,701	1,144,672
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	291,943	(82,099)	(2,920,636)
Change in fair value of equity awards granted in prior years that vested during the year	73,980	267,487	128,008
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	1,587,269	2,010,089	(1,647,956)
AVERAGE CAP TOTALS	2,695,718	3,170,562	(430,772)
The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the non-PEO
NEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year. The NEOs included in this table are Tammy Romo and Michael G. Van de Ven for years 2020 through 2022; Thomas M. Nealon and Robert E. Jordan for years 2020 through 2021; Andrew M. Watterson for years 2021 and 2022; and Mark R. Shaw for 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and cumulative TSR
. TSR is not a financial performance metric used by the Company to determine executive compensation for any of its named executive officers. However, as discussed in “Compensation Discussion and Analysis” in the Executive Summary section, the Company has granted RSUs and performance-based RSUs, the ultimate value of which will be tied to the Company’s stock price at the time of the respective vestings.

Since 2020, the
COVID-19
pandemic has had a severely negative impact on the airline industry, including, most recently, the Omicron variant in early 2022. The table below shows a comparison of annual TSRs, including cumulative TSRs, between the Company and its peer group. CAP for the Company’s NEOs generally correlated with the directional movement of TSR and, as evidenced by the table below, the Company’s TSR was generally stronger than its peer group.

Year	Company TSR (%)	Peer Group TSR (%)
2022	(21.25)	(35.14)
2021	(8.05)	(2.63)
2020	(13.00)	(24.00)
Cumulative	(37.00)	(52.00)

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and GAAP net income
. GAAP net income is not a financial performance metric directly used by the Company to determine executive compensation for any of its named executive officers. However, as discussed in “Compensation Discussion and Analysis – Determination of 2022 Executive Compensation; Analysis of Compensation Elements – Short-Term Incentive Compensation,” for 2022, GAAP net income was a component of the EBITDA calculation for determining 45% of the Scorecard results. Further, as discussed in “Compensation Discussion and Analysis – Determination of 2022 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Equity Awards – Performance-Based RSUs,” for 2022, Operating income (a portion of GAAP net income) is a component of the Adjusted ROIC
(after-tax)
calculation used to determine the percent of performance-based RSUs granted in 2022 that will vest in 2025.
For 2021, GAAP net income was a component of the average daily core cash burn calculation for determining 30% of the 2021 Scorecard results. Also, for 2021, GAAP net income is a component of the EBITDA calculation used to determine the percent of performance-based RSUs granted in 2021 that will vest in 2024.
Operating income (a portion of GAAP income) has also been a component of (i) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2020 that were scheduled to vest in 2023, (ii) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2019 that were scheduled to vest in 2022, (iii) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2018 that vested in 2021, and (iv) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2017 that vested in 2020. As can be observed in the PVPT, CAP for the Company’s NEOs generally correlated with the directional movement of GAAP net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and the Company Selected Measure (Adjusted ROIC
(after-tax))
. As discussed in “Compensation Discussion and Analysis,” a significant portion of the Company’s compensation for its named executive officers is in the form of performance-based RSUs. As further discussed in “Compensation Discussion and Analysis,” with respect to performance-based RSUs granted in 2022, the number of performance-based RSUs vesting and settleable in shares of common stock at the 2025 vesting date is based entirely on the Company’s achievement of Adjusted ROIC
(after-tax)
targets, and can range from zero to 300 percent of the applicable performance-based RSU stock award. For 2022, the Company achieved Adjusted ROIC
(after-tax)
of 7.6 percent, and the Company accordingly maintained its percent vesting assumption at December 31, 2022, at 100 percent of the 2022 performance-based RSU stock award for each named executive officer.
With the exception of 2021 when equity grants were made during the
COVID-19
pandemic, the Company has historically granted performance-based RSUs using a form of ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. For 2021, during the pandemic, the Company chose adjusted EBITDA as the primary long-term performance metric to further align the Company’s incentive compensation with the Company’s change in primary focus to liquidity, reflecting what the Company believed would be most important to Shareholders at the time. During 2020, the Company’s equity grants took place before the start of the COVID pandemic, and the Company used
after-tax
ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. Those shares were scheduled to vest in February 2023, but lost all value and paid out at zero percent due to the Company’s performance results during the
COVID-19
pandemic. For 2019 and 2018, the Company used
after-tax
ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. Those shares vested in February 2022 and February 2021, respectively, and paid out at zero percent and 151.3 percent, respectively. For 2017, the Company used pre-tax
ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. Those shares vested in February 2020, and paid out at 196.3 percent. Prior to 2020 and the
COVID-19
pandemic, the Company has also previously used ROIC for purposes of short-term incentive compensation. This change in the performance metric during the
COVID-19
pandemic results in a minor misalignment between Adjusted ROIC
(after-tax)
and CAP as can be observed in the PVPT, although for most NEOs compensation decreased annually during the three year period while Adjusted ROIC
(after-tax)
increased.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between CAP and cumulative TSR
. TSR is not a financial performance metric used by the Company to determine executive compensation for any of its named executive officers. However, as discussed in “Compensation Discussion and Analysis” in the Executive Summary section, the Company has granted RSUs and performance-based RSUs, the ultimate value of which will be tied to the Company’s stock price at the time of the respective vestings.

Since 2020, the
COVID-19
pandemic has had a severely negative impact on the airline industry, including, most recently, the Omicron variant in early 2022. The table below shows a comparison of annual TSRs, including cumulative TSRs, between the Company and its peer group. CAP for the Company’s NEOs generally correlated with the directional movement of TSR and, as evidenced by the table below, the Company’s TSR was generally stronger than its peer group.

Year	Company TSR (%)	Peer Group TSR (%)
2022	(21.25)	(35.14)
2021	(8.05)	(2.63)
2020	(13.00)	(24.00)
Cumulative	(37.00)	(52.00)

Tabular List [Table Text Block]
Tabular List of Performance Measures Linking Pay for all Named Executive Officers to Company Performance
Financial

•	Adjusted ROIC (after-tax) – See “Compensation Discussion and Analysis” for further information;

•	EBITDA - See “Compensation Discussion and Analysis” for further information; and

•	Company Stock Price.
Non-
Financial

•	Ontime Performance - See “Compensation Discussion and Analysis” for further information;

•	Net Promoter Score - See “Compensation Discussion and Analysis” for further information; and

•	Company progress towards major initiatives (subjective determination by the Compensation Committee) - See “Compensation Discussion and Analysis” for further information.

Total Shareholder Return Amount	$ 63	80	87
Peer Group Total Shareholder Return Amount	48	74	76
Net Income (Loss)	$ 539,000,000	$ 977,000,000	$ (3,074,000,000)
Company Selected Measure Amount	0.076	(0.073)	(0.232)
Change in Total Shareholder Return	(21.25%)	(8.05%)	(13.00%)
Change in Peer Group	(35.14%)	(2.63%)	(24.00%)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC (after-tax)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company Stock Price
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Ontime Performance
Non-GAAP Measure Description [Text Block]
Non-
Financial

•	Ontime Performance - See “Compensation Discussion and Analysis” for further information;

•	Net Promoter Score - See “Compensation Discussion and Analysis” for further information; and

•	Company progress towards major initiatives (subjective determination by the Compensation Committee) - See “Compensation Discussion and Analysis” for further information.

Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Promoter Score
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Company progress towards major initiatives (subjective determination by the Compensation Committee)
Cumulative [Member]
Pay vs Performance Disclosure [Table]
Change in Total Shareholder Return	(37.00%)
Change in Peer Group	(52.00%)
Gary C. Kelly [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,069,203	$ 5,819,756	$ 9,235,103
PEO Actually Paid Compensation Amount	4,168,811	6,016,459	(2,617,790)
Robert E. Jordan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,333,960	0	0
PEO Actually Paid Compensation Amount	$ 4,758,729	0	0
PEO Name	Robert E. Jordan
PEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,727,876)
PEO [Member] | Gary C. Kelly [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Gary C. Kelly
PEO [Member] | Gary C. Kelly [Member] | Fair Value of Equity Awards Granted During the year from the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,624,972)	(3,945,578)	(7,125,017)
PEO [Member] | Gary C. Kelly [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,701,479	3,631,118	2,918,765
PEO [Member] | Gary C. Kelly [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,578)	(227,060)	(7,980,600)
PEO [Member] | Gary C. Kelly [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,679	738,223	333,959
PEO [Member] | Gary C. Kelly [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Gary C. Kelly [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Gary C. Kelly [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,724,580	4,142,281
PEO [Member] | Robert E. Jordan [Member] | Fair Value of Equity Awards Granted During the year from the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,626,960)	0	0
PEO [Member] | Robert E. Jordan [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,702,960	0	0
PEO [Member] | Robert E. Jordan [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	273,506	0	0
PEO [Member] | Robert E. Jordan [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,263	0	0
PEO [Member] | Robert E. Jordan [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Robert E. Jordan [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Robert E. Jordan [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,051,729	0	0
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the year from the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,638,860)	(1,982,723)	(2,794,266)
Non-PEO NEO [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,221,346	1,824,701	1,144,672
Non-PEO NEO [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	291,943	(82,099)	(2,920,636)
Non-PEO NEO [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,980	267,487	128,008
Non-PEO NEO [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,587,269	$ 2,010,089	$ (1,647,956)